UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Comprehensive Income [Abstract]
Collaboration revenues	$ 3,729	$ 3,397
Operating expenses:
Research and development	9,156	17,462
General and administrative	3,907	5,445
Total operating expenses	13,063	22,907
Operating loss	(9,334)	(19,510)
Interest income, net	68	532
Pre-tax loss	(9,266)	(18,978)
Income tax expense	0	0
Net loss	$ (9,266)	$ (18,978)
Share information:
Net loss per share of common stock, basic (in USD per share)	$ (0.22)	$ (0.46)
Net loss per share of common stock, diluted (in USD per share)	$ (0.22)	$ (0.46)
Weighted-average shares of common stock outstanding, basic (in shares)	41,771,213	40,938,464
Weighted-average shares of common stock outstanding, diluted (in shares)	41,771,213	40,938,464